Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2025
Summary of Significant Accounting Policies
Organization

Peoples Bancorp of North Carolina, Inc. (the “Company”) has served as the holding company to Peoples Bank (the “Bank”) since 1999. The Company is primarily regulated by the Board of Governors of the Federal Reserve System, and serves as the one-bank holding company for the Bank.

The Bank commenced business in 1912 upon receipt of its banking charter from the North Carolina Commissioner of Banks (the “Commissioner”). The Bank is primarily regulated by the Commissioner and the Federal Deposit Insurance Corporation (the “FDIC”) and undergoes periodic examinations by these regulatory agencies. The Bank, whose main office is in Newton, North Carolina, provides a full range of commercial and consumer banking services primarily in Catawba, Alexander, Lincoln, Mecklenburg and Iredell counties in North Carolina.

Peoples Investment Services, Inc. (“PIS”) is a wholly owned subsidiary of the Bank and began operations in 1996 to provide investment and trust services through agreements with an outside party.

Real Estate Advisory Services, Inc. (“REAS”) is a wholly owned subsidiary of the Bank and began operations in 1997 to provide real estate appraisal and property management services to individuals and commercial customers of the Bank.

Community Bank Real Estate Solutions, LLC (“CBRES”) is a wholly owned subsidiary of the Bank and began operations in 2009 as a “clearing house” for appraisal services for community banks. Other banks are able to contract with CBRES to find and engage appropriate appraisal companies.

PB Real Estate Holdings, LLC (“PBREH”) is a wholly owned subsidiary of the Bank and began operation in 2015. PBREH acquires, manages and disposes of real property, other collateral and other assets obtained in the ordinary course of collecting debts previously contracted.

Principles of Consolidation

The consolidated financial statements include the financial statements of the Company and its wholly owned subsidiary, the Bank, along with the Bank’s wholly owned subsidiaries, PIS, REAS, CBRES and PBREH. All significant intercompany balances and transactions have been eliminated in consolidation.

Basis of Presentation

The accounting principles followed by the Company, and the methods of applying these principles, conform with accounting principles generally accepted in the United States of America (“GAAP”) and with general practices in the banking industry. In preparing the financial statements in conformity with GAAP, management is required to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ significantly from these estimates. Material estimates common to the banking industry that are particularly susceptible to significant change in the near term include, but are not limited to, the determination of the allowance for credit losses and valuation of real estate acquired in connection with or in lieu of foreclosure on loans.

Business Segments

Operating segments are components of an enterprise about which separate financial information is available that is evaluated regularly by management in deciding how to allocate resources and in assessing performance. Management has determined that the Company has two significant operating segment: Banking Operations and CBRES, as discussed more fully in Note 16. In determining the appropriateness of segment definition, the Company considers the criteria of Accounting Standards Codification (“ASC”) 280, Segment Reporting.

Cash and Cash Equivalents	Cash, due from banks, interest-bearing deposits and federal funds sold are considered cash and cash equivalents (original maturity date less than 90 days) for cash flow reporting purposes.
Investment Securities

The Company uses three classifications for its investment securities: trading, available for sale, or held to maturity. Trading securities are bought and held principally for sale in the near term. Held to maturity securities are those securities for which the Company has the ability and intent to hold until maturity. All other securities not included in trading or held to maturity are classified as available for sale. At December 31, 2025 and 2024, the Company classified all of its investment securities as available for sale.

Available for sale securities are recorded at fair value. Unrealized holding gains and losses, net of the related tax effect, are excluded from earnings and are reported as a separate component of shareholders’ equity until realized.

Management evaluates investment securities for credit losses on a quarterly basis. A decline in the market value of any investment below cost that is deemed a credit loss is charged to earnings for the decline in value deemed to be credit related. The decline in value attributed to non-credit related factors is recognized in comprehensive income.

Premiums and discounts are recognized in interest income using the interest method over the terms of the securities. Realized gains and losses for securities classified as available for sale are included in earnings on a trade date basis and are derived using the specific identification method for determining the cost of securities sold.

Other Investments

Other investments include equity securities with no readily determinable fair value. These investments are carried at cost. Management evaluates other investments for credit losses on a quarterly basis.

Loans

Loans that management has the intent and ability to hold for the foreseeable future or until maturity are reported at the principal amount outstanding, net of the allowance for credit losses. Interest on loans is calculated by using the simple interest method on daily balances of the principal amount outstanding. The recognition of certain loan origination fee income and certain loan origination costs is deferred when such loans are originated and amortized over the life of the loan.

Accrual of interest is discontinued on a loan when management believes, after considering economic conditions and collection efforts, that the borrower’s financial condition is such that collection of interest is doubtful. Interest previously accrued but not collected is reversed against current period earnings.

Allowance for Credit Losses (ACL)

The allowance for credit losses reflects management’s assessment and estimate of the risks associated with extending credit and its evaluation of the quality of the loan portfolio. The Bank periodically analyzes the loan portfolio in an effort to review asset quality and to establish an allowance that management believes will be adequate in light of anticipated risks and loan losses. In assessing the adequacy of the allowance, size, quality and risk of loans in the portfolio are reviewed.

The allowance for credit losses on loans is a valuation account that is deducted from the loans' amortized cost basis to present the net amount expected to be collected on the loans. Loans are charged off against the allowance when management believes the uncollectibility of a loan balance is confirmed. Expected recoveries do not exceed the aggregate of amounts previously charged-off and expected to be charged-off. Accrued interest receivable is excluded from the estimate of credit losses. The allowance for credit losses represents management’s estimate of lifetime credit losses inherent in loans as of the balance sheet date. The allowance for credit losses is estimated by management using relevant available information, from both internal and external sources, relating to past events, current conditions, and reasonable and supportable forecasts. The Company measures expected credit losses for loans on a pooled basis when similar risk characteristics exist. The Company calculates the allowance for credit losses using a Weighted Average Remaining Maturity (“WARM”) methodology. The general forecast function in the model was set for all pools that projects the next four quarters to have similar loss rates to that experienced by the Bank in the period between December 2018 and February 2020, followed by a reversion to the long-term average over four quarters.

Additionally, the allowance for credit losses calculation includes subjective adjustments for qualitative risk factors that are likely to cause estimated credit losses to differ from historical experience. These qualitative adjustments may increase or reduce reserve levels and include adjustments for: local, state and national economic outlook; levels and trends of delinquencies; trends in volume, mix and size of loans; seasoning of the loan portfolio; experience of staff; concentrations of credit; and interest rate risk.

The portion of the ACL balance attributable to qualitative factors was $5.3 million and $5.2 million at December 31, 2025 and December 31, 2024, respectively. The risk factors are weighted as follows: Local, State and National Economic Outlook – 30%, Concentrations of Credit – 5%, Interest Rate Risk – 5%, Trends in Terms of Volume, Mix and Size of Loans – 15%, Seasoning of the Loan Portfolio – 10%, Experience of Staff – 10%, and Levels and Trends of Delinquencies – 25%. No changes to the risk status of any of the risk factors was made during year ended 2025.

Loans that do not share risk characteristics are evaluated on an individual basis. When management determines that foreclosure is probable and the borrower is experiencing financial difficulty, the expected credit losses are based on the fair value of collateral at the reporting date adjusted for selling costs as appropriate.

Financial instruments include off-balance sheet credit instruments, such as commitments to make loans and commercial letters of credit issued to meet customer financing needs. The Company’s exposure to credit loss in the event of nonperformance by the other party to the financial instrument for off-balance sheet loan commitments represents the contractual amount of those instruments. Such financial instruments are recorded when they are funded.

The Company records an allowance for credit losses on off-balance sheet credit exposures, unless the commitments to extend credit are unconditionally cancelable. The allowance for credit losses on off-balance sheet credit exposures is estimated by loan segment at each balance sheet date under the current expected credit loss model using the same methodologies as portfolio loans, taking into consideration the likelihood that funding will occur as well as any third-party guarantees. The allowance for unfunded commitments is included in Other Liabilities on the Company’s consolidated balance sheets.

The allowance for credit losses represents management’s estimate of credit losses for the remaining estimated life of the Bank’s financial assets, including loan receivables and some off-balance sheet credit exposures. Estimating the amount of the allowance for credit losses requires significant judgment and the use of estimates related to historical experience, current conditions, reasonable and supportable forecasts, and the value of collateral on collateral-dependent loans. The loan portfolio also represents the largest asset type on our consolidated balance sheets. Credit losses are charged against the allowance, while recoveries of amounts previously charged off are credited to the allowance. A provision for credit losses is charged to operations based on management’s periodic evaluation of the factors previously mentioned, as well as other pertinent factors.

There are many factors affecting the allowance for credit losses; some are quantitative while others require qualitative judgment. Although management believes its process for determining the allowance adequately considers all the potential factors that could potentially result in credit losses, the process includes subjective elements and is susceptible to significant change. To the extent actual outcomes differ from management estimates, additional provision for credit losses could be required that could adversely affect our earnings or financial position in future periods.

Various regulatory agencies, as an integral part of their examination process, periodically review the Bank’s allowance. Such agencies may require adjustments to the allowance based on their judgments of information available to them at the time of their examinations. Management believes it has established the allowance for credit losses pursuant to the Current Expected Credit Loss model (“CECL”), and has taken into account the views of its regulators and the current economic environment. Management considers the allowance adequate to cover the estimated losses inherent in the Bank’s loan portfolio as of the date of the financial statements. Although management uses the best information available to make evaluations, significant future additions to the allowance may be necessary based on changes in economic and other conditions, thus adversely affecting the operating results of the Company.

Mortgage Banking Activities

Mortgage banking income represents income from the sale of mortgage loans and fees received from borrowers and loan investors related to the Bank’s origination of single-family residential mortgage loans.

The Bank originates certain fixed rate mortgage loans and commits these loans for sale. The commitments to originate fixed rate mortgage loans are derivative contracts. The fair value of these derivative contracts is immaterial and has no effect on the recorded amounts in the financial statements.

Mortgage loans held for sale are carried at the lower of aggregate cost or market value. The cost of mortgage loans held for sale approximates the market value.

Premises and Equipment

Premises and equipment are stated at cost less accumulated depreciation. Depreciation is computed primarily using the straight-line method over the estimated useful lives of the assets. When assets are retired or otherwise disposed of, the cost and related accumulated depreciation are removed from the accounts, and any gain or loss is reflected in earnings for that period. The cost of maintenance and repairs that do not improve or extend the useful life of the respective asset is charged to earnings as incurred, whereas significant renewals and improvements are capitalized. The range of estimated useful lives for premises and equipment are generally as follows:

Buildings and improvements	10 - 50 years
Furniture and equipment	3 - 10 years
Leasehold improvements	lease term

Other Real Estate

Foreclosed assets include all assets received in full or partial satisfaction of a loan. Foreclosed assets are initially recorded at fair value less estimated selling costs and subsequently carried at the lower of carrying value or fair value less selling costs. Any write-downs at the time of foreclosure are charged to the allowance for credit losses. Subsequent to foreclosure, valuations are periodically performed by management, and a valuation allowance is established if fair value less estimated selling costs declines below carrying value. Costs relating to the development and improvement of the property are capitalized. Revenues and expenses from operations are included in other expenses. Changes in the valuation allowance are included in write-down of other real estate.

Income Taxes

Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Additionally, the recognition of future tax benefits, such as net operating loss carryforwards, is required to the extent that the realization of such benefits is more likely than not to occur. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which the assets and liabilities are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income tax expense in the period that includes the enactment date.

In the event the future tax consequences of differences between the financial reporting bases and the tax bases of the Company’s assets and liabilities results in a deferred tax asset, an evaluation of the probability of being able to realize the future benefits indicated by such asset is required. A valuation allowance is provided for the portion of the deferred tax asset when it is more likely than not that some portion or all of the deferred tax asset will not be realized. In assessing the realizability of a deferred tax asset, management considers the scheduled reversals of deferred tax liabilities, projected future taxable income, and tax planning strategies.

Tax effects from an uncertain tax position can be recognized in the financial statements only when it is more likely than not that the tax position will be sustained upon examination by the appropriate taxing authority that would have full knowledge of all relevant information. A tax position that meets the more likely than not recognition threshold is measured at the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. Previously recognized tax positions that no longer meet the more likely than not recognition threshold should be derecognized in the first subsequent financial reporting period in which that threshold is no longer met. The Company assessed the impact of this guidance and determined that it did not have a material impact on the Company’s financial position, results of operations or disclosures. The Company did not have any uncertain tax positions at December 31, 2025 and 2024.

Revenue Recognition

The majority of the Company’s revenue is derived primarily from interest income from receivables (loans) and securities. Other revenues are derived from fees received in connection with deposit accounts, investment advisory, and appraisal services. Through the Company’s wholly-owned subsidiary, PIS, the Company contracts with a registered investment advisor to perform investment advisory services on behalf of the Company’s customers. The Company receives commissions from this third party investment advisor based on the volume of business that the Company’s customers do with such investment advisor. The Company utilizes third parties to contract with the Company’s customers to perform debit and credit card clearing services. These third parties pay the Company commissions based on the volume of transactions that they process on behalf of the Company’s customers. Through the Company’s wholly-owned subsidiary, REAS, the Company provides property appraisal services for negotiated fee amounts on a per appraisal basis. Through the Company’s wholly-owned subsidiary, CBRES, the Company provides appraisal management services. Appraisal management fee income and expense from CBRES are reported on separate line items under non-interest income and non-interest expense. None of the Company’s revenue is derived from contracts in which services are transferred over time. Revenue is recognized as the services are provided to customers. The Company has no contracts in which customers are billed in advance for services to be performed. There are no significant financing components in the Company’s contracts. Excluding deposit and appraisal service revenues which are primarily billed at a point in time as a fee for services incurred, all other contracts contain variable consideration in that fees earned are derived from market values of accounts which determine the amount of consideration to which the Company is entitled. The variability is resolved when the services are provided. The contracts do not include obligations for returns, refunds, or warranties. The contracts are specific to the amounts owed to the Company for services performed during a period should the contracts be terminated. Revenue is recognized as services are billed to the customers.

Advertising Costs	Advertising costs are expensed as incurred.
Stock-Based Compensation

The Company has an Omnibus Stock Ownership and Long Term Incentive Plan that was approved by shareholders on May 7, 2020 (the “Plan”) whereby certain stock-based rights, such as stock options, restricted stock, restricted stock units, performance units, stock appreciation rights or book value shares, may be granted to eligible directors and employees. A total of 300,000 shares were reserved for issuance under the Plan when it was adopted. Excluding shares to be issued upon the exercise or vesting of existing awards, as of December 31, 2025, a total of 264,640 shares remain available for future awards that may be granted under the Plan. No new awards may be granted after May 7, 2030 (ten years from the Plan effective date).

The fair value of restricted stock units is determined based on the closing price of the Company’s common stock on the date of grant. The Company granted 7,635 restricted stock units under the Plan at a grant date fair value of $17.08 per share in 2020. The Company granted 7,060 restricted stock units under the Plan at a grant date fair value of $22.04 per share in 2021. The Company granted 5,385 restricted stock units under the Plan at a grant date fair value of $27.99 per share in 2022. The Company granted 5,370 restricted stock units under the Plan at a grant date fair value of $32.58 per share in 2023. The Company granted 6,450 restricted stock units under the Plan at a grant date fair value of $29.52 per share in 2024. The Company granted 4,580 restricted stock units under the Plan at a grant date fair value of $27.92 per share in 2025. The Company recognizes compensation expense on the restricted stock units over the four year vesting period, straight-line over the requisite service period, which is generally the vesting period of the award, and is adjusted for forfeitures as they occur. Each restricted stock unit is convertible into one share of the Company’s common stock or cash equivalent when vested. The liability-classified awards are remeasured to fair value at the end of each reporting period until settlement or expiration. As of December 31, 2025, the total unrecognized compensation expense related to the restricted stock unit grants under the Plan was $278,000.

The Company recognized compensation expense for restricted stock units granted under the Plan of $190,000 and $212,000 for the years ended December 31, 2025 and 2024, respectively.

Self Funded Insurance

The Company has a self-funded health insurance plan, which is administered by a third party provider (“TPP”). The TPP provides a monthly estimate of the cost of incurred but not reported (“IBNR”) claims. The Company’s unpaid claim liability for IBNR claims of $500,000 and $300,000 at December 31, 2025 and 2024, respectively, is separately classified on the balance sheets within Other Liabilities.

The Company has a stop-loss insurance policy to mitigate the risk of high self-funded health insurance claim amounts. This policy has a specific stop loss limit that covers individual claims in excess of $135,000 and an aggregating specific stop loss limit that covers aggregate claims in excess of $200,000. Due to large self-funded health insurance claims in process at December 31, 2024, the Company had an additional $1.3 million separately classified on the balance sheets within Other Liabilities at December 31, 2024, which was partially offset by a $968,000 stop loss insurance receivable separately classified on the balance sheets within Other Assets at December 31, 2024. There were no balances related to this large self-funded health insurance claim within Other Assets or Other Liabilities at December 31, 2025

Comprehensive Income

The Company reports as comprehensive income all changes in shareholders’ equity during the year from sources other than shareholders. Other comprehensive income refers to all components (revenues, expenses, gains, and losses) of comprehensive income that are excluded from net income. The Company’s only component of other comprehensive income is unrealized gains and losses, net of income tax, on investment securities available for sale.

The following table presents the changes in accumulated other comprehensive loss for the year ended December 31, 2025 and 2024:

	Year Ended December 31,
(Dollars in thousands)	2025	2024

Beginning balance	$(39,157)	(39,365)
Other comprehensive income before reclassifications, net	11,961	212
Amounts reclassified from accumulated other comprehensive (gain) loss, net	60	(4)
Reduction in state tax adjustment, net	(99)	-
Net current period other comprehensive income	11,922	208
Ending balance	$(27,235)	(39,157)

Net Earnings Per Share

Net earnings per common share is based on the weighted average number of common shares outstanding during the period while the effects of potential common shares outstanding during the period are included in diluted earnings per common share. The average market price during the year is used to compute equivalent shares.

The reconciliations of the amounts used in the computation of both “basic earnings per common share” and “diluted earnings per common share” for the years ended December 31, 2025 and 2024 are as follows. There are no anti-dilutive shares to be excluded.

For the year ended December 31, 2025
	Net Earnings (Dollars in thousands)	Weighted Average Number of Shares	Per Share Amount
Basic earnings per share	$19,830	5,305,272	$3.74
Effect of dilutive securities:
Restricted stock units - unvested	-	11,468
Shares held in deferred comp plan by deferred compensation trust		154,434
Diluted earnings per share	$19,830	5,471,174	$3.62

For the year ended December 31, 2024
	Net Earnings (Dollars in thousands)	Weighted Average Number of Shares	Per Share Amount
Basic earnings per share	$16,353	5,300,964	$3.08
Effect of dilutive securities:
Restricted stock units - unvested	-	20,682
Shares held in deferred comp plan by deferred compensation trust		161,141
Diluted earnings per share	$16,353	5,482,787	$2.98

Recent Accounting Pronouncements

The following table provide a summary of Accounting Standards Updates (“ASU”) issued by the Financial Accounting Standards Board (“FASB”) that the Company has recently adopted.

ASU	Description	Effective Date	Effect on Financial Statements or Other Significant Matters
ASU 2023-09 Income Taxes (Topic 740)	The ASU provides amendments to improve the transparency of income tax disclosures.	Annual reporting periods after December 15, 2024.

The adoption of this guidance did not have a material impact on the Company’s results of operations or financial position.  The adoption of this guidance had an immaterial impact on disclosures.  This guidance allows prospective and retrospective methods of adoption.  The Company utilized the retrospective method.

The following table provides a summary of ASU’s issued by FASB that the Company has not adopted as of December 31, 2025, which may impact the Company’s financial statements.

ASU	Description	Effective Date	Effect on Financial Statements or Other Significant Matters
ASU 2024-03—Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures (Subtopic 220-40)	The ASU requires disaggregated disclosure of income statement expenses for public business entities (PBEs).	Annual reporting periods after December 15, 2026.

The adoption of this guidance is not expected to have a material impact on the Company’s results of operations or financial position.  The adoption of this guidance is expected to have an immaterial impact on disclosures.

ASU 2025-01, Income Statement—Reporting Comprehensive Income— Expense Disaggregation Disclosures (Subtopic 220- 40)

The ASU clarifies that all public business entities are required to adopt the guidance in annual reporting periods beginning after December 15, 2026, and interim periods within annual reporting periods beginning after December 15, 2027.

Annual reporting periods beginning after December 15, 2026, and interim periods within annual reporting periods beginning after December 15, 2027.

The adoption of this guidance is not expected to have a material impact on the Company’s results of operations or financial position.  The adoption of this guidance is expected to have an immaterial impact on disclosures.

Other accounting standards that have been issued or proposed by FASB or other standards-setting bodies are not expected to have a material impact on the Company’s results of operations, financial position or disclosures.